19. Amount Due to an Affiliate	12 Months Ended
Dec. 31, 2019
Amount Due To Affiliate
Amount Due to an Affiliate
19.	Amount Due to an Affiliate

	December 31,	December 31,
	2019	2018
Amount due to an affiliate, current	$9,128	$8,819
Amount due to an affiliate, noncurrent	1,728	–
Total amount due to an Affiliate	$10,856	$8,819

Amount due to an affiliate includes: i) payment made by Sinsin on the behalf of the Group of $8,819 as of December 31, 2019 and 2018, which is classified as amount due to an affiliate, current; ii) a borrowing of $729 (EUR 650) form Sinsin on February 20, 2019 with an interest rate of 5% per annum which will mature on December 31, 2024, of which $146 will be paid in 2020 and classified as amount due to an affiliate, current; ii) a borrowing of $1,308 (EUR 1,165) from Sinsin on October 14, 2019 with an interest rate of 4.5% per annum which will mature on December 31, 2027, of which $163 will be paid in 2020 and classified as amount due to and affiliate, current.